Intangible Assets (Details) - Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles	$ 3,801
Additional capacity	172 MW
Baie-Comeau, Quebec [Member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles	$ 2,315
Additional capacity	22 MW
Term of contractual access rights	No termination date
Amortization method and period	Straight-line over the lease term of the facility
Villarrica (Paso Pe), Paraguay [Member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles	$ 1,065
Additional capacity	50 MW [1]
Term of contractual access rights	Ending in December 31, 2027
Amortization method and period	Straight-line over the access rights period
Yguazu, Paraguay [Member]
Schedule of Fair Value of the Consideration Paid to their Relative Fair Values at the Closing Date of the Transactions [Line Items]
Additions to intangibles	$ 421
Additional capacity	100 MW
Term of contractual access rights	Ending in December 31, 2027
Amortization method and period	Straight-line over the access rights period

[1]	In November 2023, the Company finalized an amendment to the existing contract for an additional 20 MW of energy capacity for a total capacity of 70 MW.